Accounts Payable and Accrued Expenses (Details) $ in Millions	Mar. 31, 2023 USD ($) shares
Accounts Payable and Accrued Expenses [Line Items]
Deferred cash bonus payables	$ 3.1
Related Party [Member]
Accounts Payable and Accrued Expenses [Line Items]
Vested and unvested share options (in Shares) | shares	177,667
Deferred cash bonus payables	$ 3.1
Nonrelated Party [Member]
Accounts Payable and Accrued Expenses [Line Items]
Vested and unvested share options (in Shares) | shares	70,428
Deferred cash bonus payables	$ 1.6
Research and development expenses	1.0
General and administrative fees	$ 0.6
Equity Option [Member]
Accounts Payable and Accrued Expenses [Line Items]
Granting share options (in Shares) | shares	403,820
Class A Ordinary Shares [Member]
Accounts Payable and Accrued Expenses [Line Items]
Issuance of vested ordinary shares (in Shares) | shares	70,430